CONVERTIBLE DEBT (Details Narrative) - Aspire Biopharma Inc [Member] - USD ($)	Feb. 13, 2025	Feb. 07, 2025	Jan. 22, 2025	Feb. 17, 2025	Dec. 31, 2024	Dec. 30, 2024	Oct. 02, 2024	Sep. 27, 2024	Dec. 31, 2023
Convertible debt					$ 0				$ 0
Indebtedness amount					279,878	$ 40,625	$ 62,500	$ 1,066,391
Original issuance discounts					$ 46,646	$ 8,125	$ 12,500	$ 213,278
Subsequent Event [Member]
Stockholders equity reverse stock split		Company’s board of directors voted unanimously to a 15.9538267 for 1 reverse split
Business combination of outstanding common shares		531,822,059
Subsequent Event [Member] | Purchase Agreement [Member] | Arena Business Solutions Global SPC II Ltd [Member]
Number of shares issued	100,000,000
Subsequent Event [Member] | Securities Purchase Agreement [Member] | Cobra Alternative Capital Strategies LLC [Member]
Derivative, Notional Amount				$ 3,750,000
Derivative, Average Variable Interest Rate				92.50%
Derivative, Floor Interest Rate				4.00%
Subsequent Event [Member] | Non Convertible 20 % OlD Note Payable [Member]
Indebtedness amount			$ 31,250
Gross proceeds			$ 2,500,000
Exit fee percentage			5.00%
Original issuance discounts			$ 6,250